Trade and Other Receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Lease and services receivables	$ 1,630	$ 1,751
Post-dated checks	567	452
Averaging of scheduled rent escalation	1,215	987
Debtors under legal proceedings	550	604
Property sales receivables	187	24
Consumer financing receivables	16	25
Less: allowance for doubtful accounts	839	929
Total trade receivables	3,326	2,914
Loans	1,433	1,587
Advance payments	633	765
Others	293	334
Prepayments	418	332
Other tax receivables	316	234
Expenses to be recovered	37	62
Guarantee deposit	10	0
Total other receivables	3,140	3,314
Related parties (Note 29)	8,322	7,250
Total trade and other receivables	14,788	13,478
Non-current	1,223	7,651
Current	13,565	5,827
Total	$ 14,788	$ 13,478